Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2026	Apr. 30, 2026
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 7,136	$ 19,471
Discontinued operations		(12,518)
Foreign exchange	0	183
Ending balance	7,136	7,136
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,136	18,404
Discontinued operations		(11,567)
Foreign exchange	0	299
Ending balance	7,136	7,136
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Discontinued operations		0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Discontinued operations		0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,852	10,969
Discontinued operations		(4,292)
Foreign exchange	0	175
Ending balance	6,852	6,852
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,852	9,902
Discontinued operations		(3,341)
Foreign exchange	0	291
Ending balance	6,852	6,852
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	251	8,323
Discontinued operations		(8,080)
Foreign exchange	0	8
Ending balance	251	251
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	251	8,323
Discontinued operations		(8,080)
Foreign exchange	0	8
Ending balance	251	251
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	146
Discontinued operations		(146)
Foreign exchange	0	0
Ending balance	0	0
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	146
Discontinued operations		(146)
Foreign exchange	0	0
Ending balance	0	0
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	$ 0	$ 0